Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Disclosure of borrowings [Table Text Block]
	Dec. 31, 2023	Dec. 31, 2022
Senior unsecured notes (a)	$1,190,586	$1,188,132
Senior secured revolving credit facilities (b)	96,950	(3,970)
	$1,287,536	$1,184,162

Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of detailed information about borrowings [Table Text Block]
Balance, January 1, 2022	$1,185,805
Accretion of transaction costs and premiums	2,327
Balance, December 31, 2022	$1,188,132
Accretion of transaction costs and premiums	2,454
Balance, December 31, 2023	$1,190,586

Senior secured revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of detailed information about borrowings [Table Text Block]
Balance, January 1, 2022	$(5,531)
Accretion of transaction costs	1,761
Transaction costs	(200)
Balance, December 31, 2022 [1]	$(3,970)
Proceeds from drawdown, net of repayments	100,000
Accretion of transaction costs	1,627
Transaction costs	(707)
Balance, December 31, 2023	$96,950

Copper Mountain Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of detailed information about borrowings [Table Text Block]
Balance, December 31, 2022	$-
Acquired through the acquisition of Copper Mountain (note 5)	144,981
Principal repayment	(143,000)
Put option premium	(833)
Amortization and write-off of fair value	(1,148)
Balance, December 31, 2023	$-